TAXATION - Reconciliation of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss)/Income before taxes	$ (24,549)	$ 141,284	$ 87,260
Income tax at 0% (2024: 0%, 2023: 0%)	0	0	0
Tax effect of higher foreign tax rates	1,882	10,631	3,323
Tax expense	$ 1,882	$ 10,631	$ 3,323
Effective tax rate	(8.00%)	8.00%	4.00%
income tax rate	0.00%	0.00%	0.00%